Equity Method Investments (Tables)	6 Months Ended
Sep. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Summary of equity method investments
Equity method investments at March 31, 2026 and September 30, 2026 consists of the following:

	Millions of yen
	March 31, 2026	September 30, 2026
Investment in corporate entities	¥868,090	¥842,093
Investment in real estate joint ventures	127,528	130,348
Investment in partnerships and other investments	308,455	1,098,603

	¥1,304,073	¥2,071,044